Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses
Advertising and promotion	$ 541,029	$ 794,182	$ 471,230
Consulting and management fees	570,356	251,552	255,610
Depreciation and accretion	41,116	65,157	28,024
Director fees	108,600	103,805	70,378
Insurance	100,948	93,661	55,546
Office and administration	136,274	123,904	137,289
Professional fees	321,355	228,594	428,884
Salaries and benefits	530,065	760,182	827,168
Share-based payments	770,617	707,802	553,430
Stock exchange and shareholder services	180,433	139,908	239,319
Travel and accommodation	93,323	236,815	231,505
Total general and administrative expenses	(3,394,116)	(3,505,562)	(3,298,383)
Other Items
Costs in excess of recovered coal	(590,204)	(120,354)	(94,335)
Foreign exchange loss	(64,841)	(443,203)	(412,663)
Impairment/(recovery) of mineral property	0	13,708,200	(13,994,970)
Impairment of prepaid expenses	(121,125)	(51,828)	(26,234)
Impairment of equipment	0	0	(425,925)
Impairment of receivables	(470,278)	(16,304)	(21,004)
Loss on sale of marketable securities	0	0	(91,890)
(Loss)/gain on sale of equipment	13,677	(9,795)	0
Gain on debt settlement	0	7,952,700	50,000
Other income	0	0	130,936
Other income/(expense)	(1,232,771)	21,019,416	(14,886,085)
Gain/(loss) for year	(4,626,887)	17,513,854	(18,184,468)
Fair value loss on marketable securities	0	0	(81,000)
Reclassification adjustment for realized loss on marketable securities	0	0	68,840
Comprehensive gain/(loss) for year	$ (4,626,887)	$ 17,513,854	$ (18,196,628)
Gain/(loss) per common share, basic	$ (0.03)	$ 0.17	$ (0.23)
Gain/(loss) per common share, diluted	$ (0.03)	$ 0.17	$ (0.23)
Weighted average number of common shares outstanding, basic	137,901,802	102,208,111	78,445,396
Weighted Average number of common shares outstanding	137,901,802	102,398,145	78,443,396